Coal Trading (Tables) - Coal Trading [Member]	3 Months Ended
Mar. 31, 2015
Coal Trading [Line Items]
Trading revenues by type of instrument
Trading revenues recognized during the three months ended March 31, 2015 and 2014 were as follows:

	Three Months Ended
	March 31,
Trading Revenues by Type of Instrument	2015	2014
	(Dollars in millions)
Commodity futures, swaps and options	$38.6	$35.6
Physical commodity purchase/sale contracts	(21.9)	(14.6)
Total trading revenues	$16.7	$21.0

Fair value of assets and liabilities from coal trading activities and related balance sheet offsetting disclosures
The fair value of assets and liabilities from coal trading activities presented on a gross and net basis as of March 31, 2015 and December 31, 2014 is set forth below:

Affected line item in the condensed consolidated balance sheets	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Condensed Consolidated Balance Sheets	Variation margin (held) posted (1)	Net Amounts of Assets (Liabilities) Presented in the Condensed Consolidated Balance Sheets
	(Dollars in millions)
	Fair Value as of March 31, 2015
Assets from coal trading activities, net	$379.6	$(277.5)	$(40.3)	$61.8
Liabilities from coal trading activities, net	(322.3)	277.5	6.7	(38.1)
Total, Net	$57.3	$—	$(33.6)	$23.7

	Fair Value as of December 31, 2014
Assets from coal trading activities, net	$342.5	$(248.3)	$(36.6)	$57.6
Liabilities from coal trading activities, net	(285.0)	248.3	4.0	(32.7)
Total, Net	$57.5	$—	$(32.6)	$24.9

(1)	None of the net variation margin held at March 31, 2015 and December 31, 2014 related to cash flow hedges.

Fair value coal trading net assets (liabilities) measured on recurring basis
The following tables set forth the hierarchy of the Company’s net financial asset (liability) coal trading positions for which fair value is measured on a recurring basis as of March 31, 2015 and December 31, 2014:

	March 31, 2015
	Level 1	Level 2	Level 3	Total
	(Dollars in millions)
Commodity futures, swaps and options	$(1.4)	$35.1	$—	$33.7
Physical commodity purchase/sale contracts	—	(12.2)	2.2	(10.0)
Total net financial (liabilities) assets	$(1.4)	$22.9	$2.2	$23.7

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	(Dollars in millions)
Commodity futures, swaps and options	$(0.2)	$32.6	$—	$32.4
Physical commodity purchase/sale contracts	—	(9.6)	2.1	(7.5)
Total net financial (liabilities) assets	$(0.2)	$23.0	$2.1	$24.9

Schedule of quantitative unobservable inputs, physical commodity purchase/sale contracts
The following table summarizes the quantitative unobservable inputs utilized in the Company's internally-developed valuation models for physical commodity purchase/sale contracts classified as Level 3 as of March 31, 2015:

	Range		Weighted
Input	Low	High	Average
Quality adjustments	5%	12%	9%
Location differentials	10%	21%	19%

Change in the Company's recurring Level 3 net financial assets
The following table summarizes the changes in the Company’s recurring Level 3 net financial assets:

	Three Months Ended
	March 31,
	2015	2014
	(Dollars in millions)
Beginning of period	$2.1	$2.1
Total gains realized/unrealized:
Included in earnings	0.5	1.8
Settlements	(0.4)	(1.7)
End of period	$2.2	$2.2

Changes in unrealized gains (losses) relating to Level 3 net financial assets
The following table summarizes the changes in net unrealized gains relating to Level 3 net financial assets held both as of the beginning and the end of the period:

	Three Months Ended
	March 31,
	2015	2014
	(Dollars in millions)
Changes in net unrealized gains (1)	$0.5	$0.2

(1)
Within the unaudited condensed consolidated statements of operations and unaudited condensed consolidated statements of comprehensive income for the periods presented, unrealized gains and losses from Level 3 items are combined with unrealized gains and losses on positions classified in Level 1 or 2, as well as other positions that have been realized during the applicable periods.

Schedule of future realization of the Company's trading portfolio
As of March 31, 2015, the timing of the estimated future realization of the value of the Company’s trading portfolio was as follows:

Percentage of
Year of Expiration	Portfolio Total
2015	58%
2016	39%
2017	2%
2018	1%
100%